Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and restricted cash
Summary of Cash, cash equivalents and restricted cash

	2023		2022
Cash in banks	US$	117,764	US$	77,224
Cash on hand		850		425
Short-term investments (Highly liquid investments/ cash equivalent)		642,604		627,331
Restricted funds held in trust related to debt service reserves		12,936		6,873
Total cash, cash equivalents and restricted cash	US$	774,154	US$	711,853